Business combination - Details of Business combination (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) shares	Aug. 31, 2022 shares
Disclosure of detailed information about business combination [line items]
Shares Acquired | shares	2,193,552,006	2,673,995,362
PT Woori Finance Indonesia Tbk.
Disclosure of detailed information about business combination [line items]
Percentage of Shares Acquired	82.03%
Consolidated Income	₩ 1,856,941
Consolidated Net Income	₩ 207,495